VANECK DIGITAL INDIA ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Capital Goods: 0.8%
IndiaMart InterMesh Ltd. 144A	176	$10,778
Commercial & Professional Services: 6.5%
L&T Technology Services Ltd. 144A	606	25,069
WNS Holdings Ltd. (ADR) *	696	64,846
		89,915
Consumer Durables & Apparel: 0.9%
Dixon Technologies India Ltd.	342	11,957
Consumer Services: 4.0%
MakeMyTrip Ltd. *	1,019	24,935
Zomato Ltd. *	49,062	30,680
		55,615
Energy: 7.9%
Reliance Industries Ltd. 144A (GDR)	1,943	109,622
Financial Services: 4.9%
ICICI Securities Ltd. 144A	1,852	9,673
IIFL Finance Ltd.	3,818	22,728
Indian Energy Exchange Ltd. 144A	5,130	8,015
One 97 Communications Ltd. *	3,636	28,295
		68,711
Insurance: 1.4%
PB Fintech Ltd. *	2,582	20,139
Media & Entertainment: 5.6%
Affle India Ltd. *	764	9,212
Info Edge India Ltd.	1,506	68,499
		77,711
Software & Services: 53.2%
Coforge Ltd.	350	16,342
	Number of Shares	Value
Software & Services (continued)
Cyient Ltd.	1,797	$21,808
Happiest Minds Technologies Ltd.	843	7,919
HCL Technologies Ltd.	6,274	83,291
Infosys Ltd. (ADR)	6,292	109,732
KPIT Technologies Ltd.	3,932	44,475
LTIMindtree Ltd. 144A	1,103	64,230
Mphasis Ltd.	1,981	43,550
Oracle Financial Services Software Ltd.	496	19,751
Persistent Systems Ltd.	895	50,486
Tanla Platforms Ltd.	1,574	10,056
Tata Consultancy Services Ltd.	2,420	94,859
Tata Elxsi Ltd.	357	25,995
Tech Mahindra Ltd.	5,434	73,254
Wipro Ltd. (ADR)	16,298	73,178
		738,926
Technology Hardware & Equipment: 1.8%
Redington Ltd.	12,517	25,477
Telecommunication Services: 11.8%
Bharti Airtel Ltd.	9,937	90,621
Indus Towers Ltd.	15,461	26,953
Tata Communications Ltd.	1,635	24,867
Vodafone Idea Ltd. *	288,358	20,405
		162,846
Transportation: 1.2%
Delhivery Ltd. *	4,179	16,874
Total Common Stocks (Cost: $1,729,498)		1,388,571
Total Investments: 100.0% (Cost: $1,729,498)		1,388,571
Other assets less liabilities: 0.0%		555
NET ASSETS: 100.0%		$1,389,126

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $227,387, or 16.4% of net assets.

Restricted securities held by the Fund as of March 31, 2023 are as follows:

Summary of Investments by Sector	% of Investments	Value
Information Technology	55.0%	$764,403
Communication Services	17.3	240,557
Industrials	8.5	117,567
Energy	7.9	109,622
Financials	6.4	88,851
Consumer Discretionary	4.9	67,571
	100.0%	$1,388,571
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